Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Trade and Other Payables

	December 31, 2021	December 31, 2020
Trade payables	29,058	32,290
Wages and salaries payable and other related obligations	3,641	3,378
Accounts payable for property, plant and equipment	1,851	3,650
Dividends payable, common shares	6	7
Dividends payable, preferred shares	3	3
Other payables	1,719	4,455

Total trade and other payables	36,278	43,783